UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        February 12, 2003


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $7,818,771 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   671529 11608100 SH       SOLE                        0  6372789  5235311
ANHEUSER BUSCH COS INC         COMMON           035229103   701466 14493105 SH       SOLE                        0  7733705  6759400
AUTOMATIC DATA PROCESSIN       COMMON           053015103   373130  9506500 SH       SOLE                        0  5174800  4331700
DEL MONTE FOODS CO             COMMON           24522P103    24961  3241675 SH       SOLE                        0  1853442  1388233
DISNEY WALT CO                 COM DISNEY       254687106   240165 14725006 SH       SOLE                        0  8106686  6618320
FEDERAL NATL MTG ASSN          COMMON           313586109   730576 11356686 SH       SOLE                        0  6259882  5096804
GANNETT INC                    COMMON           364730101   782415 10897141 SH       SOLE                        0  5984941  4912200
GENERAL ELEC CO                COMMON           369604103   443606 18217921 SH       SOLE                        0  9992308  8225613
GOLDMAN SACHS GROUP INC        COMMON           38141G104   386488  5675300 SH       SOLE                        0  3094300  2581000
HEINZ H J CO                   COMMON           423074103   238589  7258568 SH       SOLE                        0  4150118  3108450
INTERNATIONAL BUSINESS M       COMMON           459200101   492974  6360958 SH       SOLE                        0  3489558  2871400
PEPSICO INC                    COMMON           713448108   485278 11494026 SH       SOLE                        0  6298526  5195500
PROCTER & GAMBLE CO            COMMON           742718109   602328  7008707 SH       SOLE                        0  3837707  3171000
WAL MART STORES INC            COMMON           931142103   600523 11889200 SH       SOLE                        0  6530700  5358500
WELLS FARGO & CO NEW           COMMON           949746101   799898 17066318 SH       SOLE                        0  9351418  7714900
WYETH                          COMMON           983024100   244845  6546660 SH       SOLE                        0  3425760  3120900